NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2016
NET INCOME (LOSS) PER SHARE
Schedule of computation of basic and diluted net income (loss) per share

	2014
		Weighted-Average
	(Thousands of Yen)	Common
	Net Income	Shares Outstanding	Per Share
		(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)
Effect of dilutive securities: Stock options*(1)		—
Diluted net income attributable to FRONTEO, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

	2015
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Income	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥218,453	34,956,728	¥6.3
Effect of dilutive securities: Stock options		842,025
Diluted net income attributable to FRONTEO, Inc. shareholders	¥218,453	35,798,753	¥6.1

2016
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Loss	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥(417,632)	35,582,665	¥(11.7)
Effect of dilutive securities: Stock options *(1)		—
Diluted net income attributable to FRONTEO, Inc. shareholders	¥(417,632)	35,582,665	¥(11.7)

*(1) The calculation of diluted net loss per share for the years ended March 31, 2014 and 2016 does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).